Income Taxes - Schedule of Reconciliation Between Statutory Tax Rate and Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Reconciliation Between Statutory Tax Rate And Effective Tax Rate Abstract
Income before income taxes	$ 162,833	$ 1,908,945	$ 817,562
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%, Amount	$ 26,868	$ 477,236	$ 204,390
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%, Percent	16.50%	25.00%	25.00%
Foreign tax effects, Amount	$ 365,940
Foreign tax effects, Percent	224.70%
Nontaxable or nondeductible items, Amount	$ (8,550)
Nontaxable or nondeductible items, Percent	(5.30%)
Other adjustments
Two-tiered profits tax relief, Amount	$ (21,122)
Two-tiered profits tax relief, Percent	(13.00%)
Changes in valuation allowance, Amount	$ (4,250)
Changes in valuation allowance, Percent	(2.60%)
Income tax expense, Amount	$ 358,886	$ 431,139	$ 114,958
Income tax expense, Percent	220.30%